INCOME TAXES - Schedule of United States and foreign Income (Loss) Before Income Taxes and Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United States and foreign income (loss) before income taxes and non-controlling interest
United States	$ (961)	$ (13,225)	$ 6,647
Foreign	(1,573)	(12,233)	(10,591)
Loss before income taxes	$ (2,534)	$ (25,458)	$ (3,944)